Cover	Aug. 10, 2021
Cover [Abstract]
Entity Registrant Name	Qiansui International Group Co. Ltd.
Entity Central Index Key	0001499684
Document Type	8-K/A
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 10, 2021
Entity File Number	000-54159
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-1209978
Entity Address Address Line 1	7th Floor, Naiten Building
Entity Address Address Line 2	No. 1Six Li Oiao
Entity Address Address Line 3	Fentai District
Entity Address City Or Town	Beijing
Entity Address Country	CN
Entity Address Postal Zip Code	100161
City Area Code	86
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	1370-139-9692